Income Tax: (Details 3)	Sep. 30, 2019 USD ($)
Income Tax Details Threeabstract [Abstract]
Canadian tax loss carryforward expiring 2026	$ 1,973,368
Canadian tax loss carryforward expiring 2027	3,662,314
Canadian tax loss carryforward expiring 2028	13,959,070
Canadian tax loss carryforward expiring 2029	13,229,114
Canadian tax loss carryforward expiring 2030	16,343,835
Canadian tax loss carryforward expiring 2031	18,301,312
Canadian tax loss carryforward expiring 2032	5,309,986
Canadian tax loss carryforward expiring 2033	7,719,628
Canadian tax loss carryforward expiring 2034	8,944,359
Canadian tax loss carryforward expiring 2035	12,767,412
Canadian tax loss carryforward expiring 2036	15,179,110
Canadian tax loss carryforward expiring 2037	11,447,131
Canadian tax loss carryforward expiring 2038	413,307
Canadian tax loss carryforward expiring 2039	3,459,717
Total Canadian tax loss carryforward	132,709,663
Total US tax loss carryforward	$ 1,707,742